Share Capital (Tables)	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Schedule of the effect of share-based compensation on the statements of operations
	Six Months ended	Six Months ended
	June 30,	June 30,
	2025	2024
	USD thousands	USD thousands
Research and development	22	263
General and administrative	223	92

Total share-based compensation expenses	245	355

Schedule of number and weighted average exercise prices of option
	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	June 30, 2025	June 30, 2025	June 30, 2025
Outstanding at January 1, 2025	0.15	32,050,300	7.34
Exercised	0.55	(62,500)
Forfeited	0.11	(2,282,620)
Granted	0.06	4,761,520	9.80

Outstanding at June 30, 2025	0.14	34,466,700	6.6

Schedule of Unvested RSA
Number of RSAs
RSA	June 30, 2025
Unvested at beginning of the year	6,443,900
Granted	4,370,920
Vested	-
Forfeited	(810,360)

Outstanding at June 30, 2025	10,004,460